Income Tax - Additional Information (Detail)	5 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
U.S. federal and state net operating loss carryovers	$ 58,714
Change in the valuation allowance	$ 24,850